Capital and funding - Summary of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current liabilities
Bank loans and overdrafts, current	€ 517	€ 501
Bonds and other loans, current	5,363	4,066
Lease liabilities, current	322	334
Derivatives, current	152	48
Other financial liabilities, current	633	138
Current financial liabilities	6,987	5,087
Non-current liabilities
Bank loans and overdrafts, non-current	4	5
Bonds and other loans, non-current	23,285	22,626
Lease liabilities, non-current	1,164	1,061
Derivatives, non-current	442	446
Other financial liabilities, non-current	171	397
Non-current financial liabilities	25,066	24,535
Bank loans and overdrafts	521	506
Bonds and other loans	28,648	26,692
Lease liabilities	1,486	1,395
Derivatives	594	494
Other financial liabilities	804	535
Financial liabilities	32,053	29,622	€ 29,488
Secured liabilities	€ 4	€ 5